JGH
Nuveen Global High Income Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 138.7% (97.0% of Total Investments)
	CORPORATE BONDS – 86.3% (60.4% of Total Investments)
	Aerospace & Defense – 0.9%
$475	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	$539,505
2,675	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB-	2,955,875
3,150	Total Aerospace & Defense				3,495,380
	Air Freight & Logistics – 0.1%
500	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	517,000
	Airlines – 0.4%
1,000	Aerovias de Mexico SA de CV, 144A, (3)	7.000%	2/05/25	D	786,640
460	Air Canada, 144A	3.875%	8/15/26	Ba2	464,163
3,000	Virgin Australia Holdings Pty Ltd, 144A	7.875%	10/15/21	N/R	240,000
4,460	Total Airlines				1,490,803
	Auto Components – 3.3%
2,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	2,047,540
225	Dana Inc	5.375%	11/15/27	BB+	237,094
650	Dana Inc	4.250%	9/01/30	BB+	668,492
1,025	Goodyear Tire & Rubber Co, 144A	5.000%	7/15/29	BB-	1,087,781
3,000	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB-	3,223,950
940	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB-	1,001,100
1,275	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	Ba2	1,306,875
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	Ba2	3,273,750
12,115	Total Auto Components				12,846,582
	Automobiles – 0.7%
300	Ford Motor Co	9.625%	4/22/30	BB+	424,643
2,000	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	2,235,000
2,300	Total Automobiles				2,659,643
	Banks – 1.2%
875	Access Bank PLC, 144A	6.125%	9/21/26	B2	880,425
1,000	Akbank TAS, 144A	6.800%	2/06/26	B+	1,041,300
1,250	Grupo Aval Ltd, 144A	4.375%	2/04/30	BB+	1,235,000
1,525	Turkiye Vakiflar Bankasi TAO, 144A	5.500%	10/01/26	B+	1,477,267
4,650	Total Banks				4,633,992

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Beverages – 1.1%
$3,500	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	$3,490,725
925	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	940,031
4,425	Total Beverages				4,430,756
	Building Products – 0.3%
625	Cemex SAB de CV, 144A	5.125%	9/08/70	B	636,569
570	SRS Distribution Inc, 144A	4.625%	7/01/28	B-	581,514
1,195	Total Building Products				1,218,083
	Capital Markets – 1.0%
1,500	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	1,456,875
600	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	627,750
1,900	LPL Holdings Inc, 144A	4.375%	5/15/31	BB	1,983,125
4,000	Total Capital Markets				4,067,750
	Chemicals – 5.0%
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	1,082,500
1,275	Consolidated Energy Finance SA, 144A	5.625%	10/15/28	B+	1,275,000
1,500	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB-	1,586,250
1,000	NOVA Chemicals Corp, 144A	5.250%	6/01/27	BB-	1,050,625
2,744	OCI NV, 144A	5.250%	11/01/24	BB+	2,822,478
850	OCP SA, 144A	5.125%	6/23/51	BB+	841,500
1,960	Olympus Water US Holding Corp, 144A, (WI/DD)	4.250%	10/01/28	B2	1,931,531
2,160	Olympus Water US Holding Corp, 144A, (WI/DD)	6.250%	10/01/29	CCC+	2,140,452
1,275	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	1,353,094
1,500	Sasol Financing USA LLC	5.500%	3/18/31	BB	1,536,000
1,600	Tronox Inc, 144A	4.625%	3/15/29	B	1,592,000
530	Unifrax Escrow Issuer Corp, 144A	5.250%	9/30/28	BB	536,625
525	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	538,004
350	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB+	367,483
1,005	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	1,035,160
19,274	Total Chemicals				19,688,702
	Commercial Services & Supplies – 2.6%
1,750	ADT Security Corp, 144A	4.125%	8/01/29	BB-	1,739,308
1,275	ADT Security Corp, 144A	4.875%	7/15/32	BB-	1,286,156
2,170	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	2,229,675
2,000	Pitney Bowes Inc, 144A	6.875%	3/15/27	N/R	2,105,000
1,500	Pitney Bowes Inc, 144A	7.250%	3/15/29	BB	1,576,875
1,100	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,137,158
9,795	Total Commercial Services & Supplies				10,074,172

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment – 0.6%
$1,325	Gray Television Inc, 144A	4.750%	10/15/30	BB-	$1,301,812
425	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	439,182
425	Viasat Inc, 144A	5.625%	4/15/27	BB+	443,063
2,175	Total Communications Equipment				2,184,057
	Construction & Engineering – 0.3%
1,000	IHS Netherlands Holdco BV, 144A	7.125%	3/18/25	BB-	1,028,750
	Construction Materials – 0.6%
900	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	996,966
750	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	750,450
450	Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	438,075
2,100	Total Construction Materials				2,185,491
	Consumer Finance – 0.5%
2,010	Capital One Financial Corp	3.950%	9/01/70	Baa3	2,070,300
	Containers & Packaging – 0.5%
900	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	BB-	910,125
945	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 144A	4.375%	9/30/28	B+	948,544
1,845	Total Containers & Packaging				1,858,669
	Diversified Financial Services – 0.8%
1,125	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B1	1,123,942
815	Mexico Remittances Funding Fiduciary Estate Management Sarl, 144A	4.875%	1/15/28	BB+	804,821
1,345	OneMain Finance Corp	3.500%	1/15/27	Ba2	1,345,605
3,285	Total Diversified Financial Services				3,274,368
	Diversified Telecommunication Services – 4.0%
3,825	Altice France SA/France, 144A	5.125%	7/15/29	B	3,750,317
1,830	Altice France SA/France, 144A, (WI/DD)	5.500%	10/15/29	B	1,811,485
1,125	Avaya Inc, 144A	6.125%	9/15/28	BB	1,182,904
2,285	DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 144A	5.875%	8/15/27	BBB-	2,384,969
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BB+	2,450,000
2,880	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	2,942,438
1,000	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	995,230
14,945	Total Diversified Telecommunication Services				15,517,343
	Electric Utilities – 0.5%
1,000	AES Andres BV, 144A	5.700%	5/04/28	BB-	1,032,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$800	Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	$797,864
1,800	Total Electric Utilities				1,829,864
	Electronic Equipment, Instruments & Components – 1.1%
4,125	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	4,267,389
	Energy Equipment & Services – 0.7%
1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,260,000
1,625	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	1,680,616
2,825	Total Energy Equipment & Services				2,940,616
	Entertainment – 0.4%
1,500	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	1,608,750
	Equity Real Estate Investment Trust – 1.8%
565	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	586,188
2,250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	2,351,250
1,100	MPH Acquisition Holdings LLC, 144A	5.750%	11/01/28	B-	1,036,178
450	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	452,250
700	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB-	698,908
1,150	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	1,174,437
880	XHR LP, 144A	4.875%	6/01/29	B1	903,839
7,095	Total Equity Real Estate Investment Trust				7,203,050
	Food & Staples Retailing – 0.4%
750	BRF SA, 144A	5.750%	9/21/50	Ba2	719,025
1,065	Performance Food Group Inc, 144A	4.250%	8/01/29	B+	1,067,663
1,815	Total Food & Staples Retailing				1,786,688
	Food Products – 0.3%
1,225	Amaggi Luxembourg International Sarl, 144A	5.250%	1/28/28	BB	1,256,850
	Gas Utilities – 0.1%
250	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB-	259,375
	Health Care Equipment & Supplies – 0.6%
600	180 Medical Inc, 144A	3.875%	10/15/29	BB+	605,250
1,360	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	3.875%	4/01/29	B+	1,360,000
325	Mozart Debt Merger Sub Inc, 144A, (WI/DD)	5.250%	10/01/29	B-	325,000
2,285	Total Health Care Equipment & Supplies				2,290,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services – 4.5%
$1,110	AHP Health Partners Inc, 144A	5.750%	7/15/29	CCC+	$1,121,100
575	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	BB-	601,594
450	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	BB-	471,209
385	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	419,650
125	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	BB-	132,500
2,075	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	2,079,876
275	CHS/Community Health Systems Inc, 144A	6.125%	4/01/30	CCC	267,224
475	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	BB-	477,969
750	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	813,750
700	HealthEquity Inc, 144A, (WI/DD)	4.500%	10/01/29	B	710,500
1,375	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,337,187
1,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,056,250
3,000	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	2,899,140
5,000	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	5,252,375
17,295	Total Health Care Providers & Services				17,640,324
	Health Care Technology – 0.3%
1,125	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	1,121,906
	Hotels, Restaurants & Leisure – 6.0%
375	Arcos Dorados Holdings Inc, 144A	5.875%	4/04/27	Ba2	390,004
900	Carnival Corp, 144A	7.625%	3/01/26	B	960,750
1,900	Carnival Corp, 144A	5.750%	3/01/27	B	1,964,125
1,120	Carnival Corp, 144A	4.000%	8/01/28	Ba2	1,131,200
1,100	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	1,142,625
1,375	Churchill Downs Inc, 144A	4.750%	1/15/28	B+	1,438,594
1,980	Cinemark USA Inc, 144A	5.250%	7/15/28	B	1,950,300
1,495	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	CCC-	1,450,150
830	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	846,600
200	International Game Technology PLC, 144A	4.125%	4/15/26	BB	207,874
2,000	International Game Technology PLC, 144A	6.250%	1/15/27	BB	2,260,000
400	International Game Technology PLC, 144A	5.250%	1/15/29	BB	427,508
1,700	Life Time Inc, 144A	5.750%	1/15/26	B-	1,759,500
425	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	430,312
1,175	MGM China Holdings Ltd, 144A	5.875%	5/15/26	Ba3	1,195,562
600	Playtika Holding Corp, 144A	4.250%	3/15/29	B	601,914
1,730	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp, 144A	5.625%	9/01/29	B3	1,747,300
1,730	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp, 144A	5.875%	9/01/31	B3	1,747,814

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$2,000	Wynn Macau Ltd, 144A	5.500%	10/01/27	BB-	$1,910,000
23,035	Total Hotels, Restaurants & Leisure				23,562,132
	Household Durables – 1.6%
1,175	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	1,173,261
1,325	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	7.000%	12/31/27	CCC	1,270,145
3,625	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	3,785,316
6,125	Total Household Durables				6,228,722
	Independent Power & Renewable Electricity Producers – 2.1%
2,815	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	2,909,303
1,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	981,260
825	Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB-	891,000
2,500	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,684,375
670	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	698,961
7,810	Total Independent Power & Renewable Electricity Producers				8,164,899
	Industrial Conglomerates – 0.7%
1,275	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	1,322,813
1,550	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.375%	2/01/29	BB	1,548,062
2,825	Total Industrial Conglomerates				2,870,875
	Insurance – 1.8%
1,125	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	1,254,375
2,475	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	2,447,156
100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	101,000
520	AmWINS Group Inc, 144A	4.875%	6/30/29	B-	527,306
725	Antero Resources Corp, 144A	5.375%	3/01/30	BB-	763,534
1,000	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	1,019,378
1,000	SBL Holdings Inc, 144A	6.500%	12/30/49	BB	987,500
6,945	Total Insurance				7,100,249
	Interactive Media & Services – 0.4%
250	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	254,795
1,225	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	1,182,395
1,475	Total Interactive Media & Services				1,437,190
	Internet & Direct Marketing Retail – 0.2%
650	B2W Digital Lux Sarl, 144A	4.375%	12/20/30	Ba1	633,750
	IT Services – 0.9%
3,200	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	3,224,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	IT Services (continued)
$250	Science Applications International Corp, 144A	4.875%	4/01/28	BB-	$258,362
3,450	Total IT Services				3,482,362
	Leisure Products – 0.6%
2,350	Academy Ltd, 144A	6.000%	11/15/27	Ba3	2,538,000
	Machinery – 0.0%
190	Roller Bearing Co of America Inc, 144A, (WI/DD)	4.375%	10/15/29	B+	194,750
	Media – 5.2%
100	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	103,172
1,050	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	1,105,125
1,665	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	1,731,600
1,250	CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,306,250
1,250	DISH DBS Corp	5.875%	11/15/24	B2	1,344,100
2,550	DISH DBS Corp	5.125%	6/01/29	B2	2,498,465
2,000	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	2,130,000
900	Lamar Media Corp	4.875%	1/15/29	BB	954,000
1,275	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	1,313,186
1,090	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	1,108,394
1,525	Univision Communications Inc, 144A	4.500%	5/01/29	B1	1,549,781
1,500	UPC Broadband Finco BV, 144A	4.875%	7/15/31	BB+	1,535,790
2,500	UPC Holding BV, 144A	5.500%	1/15/28	B	2,616,812
925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	974,950
19,580	Total Media				20,271,625
	Metals & Mining – 3.0%
1,205	Allegheny Technologies Inc	4.875%	10/01/29	B	1,209,519
1,075	Allegheny Technologies Inc	5.125%	10/01/31	B	1,083,277
3,000	AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	3,722,340
700	Cia de Minas Buenaventura SAA, 144A	5.500%	7/23/26	BB	691,985
875	Constellium SE, 144A	3.750%	4/15/29	B	852,180
1,750	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	1,820,000
1,500	Gold Fields Orogen Holdings BVI Ltd, 144A	6.125%	5/15/29	Baa3	1,758,750
500	Vale Overseas Ltd	6.875%	11/10/39	BBB	676,500
10,605	Total Metals & Mining				11,814,551
	Mortgage Real Estate Investment Trust – 0.2%
675	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	705,375
	Oil, Gas & Consumable Fuels – 15.3%
1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB-	1,968,210

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,335	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB-	$1,375,050
244	Antero Resources Corp, 144A	8.375%	7/15/26	BB-	276,386
1,500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	1,486,875
1,875	Cosan SA, 144A	5.500%	9/20/29	BB	1,981,594
1,900	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	1,955,480
715	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	725,053
895	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	921,850
625	Ecopetrol SA	6.875%	4/29/30	Baa3	731,562
2,351	Energean Israel Finance Ltd, Reg S, 144A	5.875%	3/30/31	BB-	2,416,144
200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	212,948
425	EQM Midstream Partners LP, 144A	4.500%	1/15/29	BB	440,938
525	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	546,010
500	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B1	497,500
1,500	Leviathan Bond Ltd, Reg S	6.500%	6/30/27	BB	1,645,320
1,750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,859,375
4,000	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	4,090,000
2,500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B	2,487,200
1,600	Murphy Oil Corp	5.875%	12/01/27	BB+	1,665,200
2,100	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	2,008,125
700	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	713,125
400	Occidental Petroleum Corp	6.125%	1/01/31	BB	480,190
1,000	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	1,060,000
1,325	Parkland Corp/Canada, 144A	4.500%	10/01/29	BB	1,343,020
335	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	317,413
2,095	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	1,409,956
1,250	Petrobras Global Finance BV	5.093%	1/15/30	Ba1	1,321,600
1,350	Petrobras Global Finance BV	5.600%	1/03/31	Ba1	1,465,425
980	Petrobras Global Finance BV	6.900%	3/19/49	Ba1	1,091,387
550	Petrobras Global Finance BV	5.500%	6/10/51	Ba1	512,050
3,146	Petroleos Mexicanos	8.000%	1/23/27	BBB	3,324,693
2,000	Petroleos Mexicanos	5.350%	2/12/28	BBB	1,971,000
1,230	Range Resources Corp	9.250%	2/01/26	BB-	1,340,761
1,335	Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	1,283,129
1,500	SierraCol Energy Andina LLC, 144A	6.000%	6/15/28	B1	1,466,550
2,000	SM Energy Co	5.625%	6/01/25	B	2,011,460
1,000	SM Energy Co	6.750%	9/15/26	B	1,021,290
1,520	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	1,514,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,000	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	$1,041,250
475	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB	481,778
1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	1,017,500
1,250	Tullow Oil PLC, 144A	10.250%	5/15/26	B-	1,305,325
3,000	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	3,175,800
58,781	Total Oil, Gas & Consumable Fuels				59,959,822
	Personal Products – 0.5%
2,000	Coty Inc, 144A	5.000%	4/15/26	B1	2,043,060
	Pharmaceuticals – 3.0%
1,000	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	948,720
2,740	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	2,839,325
1,000	Bausch Health Cos Inc, 144A	7.250%	5/30/29	B	1,024,850
725	Jazz Securities DAC, 144A	4.375%	1/15/29	BB+	751,318
2,650	ORGANON & CO, 144A	5.125%	4/30/31	BB-	2,783,427
1,500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	1,528,125
1,800	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	2,056,500
11,415	Total Pharmaceuticals				11,932,265
	Professional Services – 0.3%
1,175	Clarivate Science Holdings Corp, 144A	3.875%	7/01/28	B1	1,175,000
	Real Estate Management & Development – 2.2%
975	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	976,219
1,050	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	1,056,206
2,000	Hunt Cos Inc, 144A	5.250%	4/15/29	BB-	1,960,000
1,125	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,144,687
1,175	Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,201,437
2,000	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	9.375%	4/01/27	B	2,197,500
8,325	Total Real Estate Management & Development				8,536,049
	Road & Rail – 0.5%
1,340	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	1,321,575
750	Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	787,500
2,090	Total Road & Rail				2,109,075
	Software – 0.5%
2,000	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	1,980,000
	Specialty Retail – 3.2%
925	Bath & Body Works Inc, 144A	6.625%	10/01/30	BB	1,049,875
4,425	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	4,292,250
800	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	820,856

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail (continued)
$145	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	$148,780
750	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	773,625
2,900	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	3,013,752
1,500	Staples Inc, 144A	7.500%	4/15/26	B	1,521,338
850	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	877,625
12,295	Total Specialty Retail				12,498,101
	Technology Hardware, Storage & Peripherals – 0.8%
3,000	Diebold Nixdorf Inc	8.500%	4/15/24	Caa1	3,063,750
	Textiles, Apparel & Luxury Goods – 0.2%
725	Wolverine World Wide Inc, 144A	4.000%	8/15/29	BB	732,250
	Thrifts & Mortgage Finance – 0.4%
1,750	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB+	1,771,744
	Transportation Infrastructure – 0.3%
1,000	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	1,041,500
	Wireless Telecommunication Services – 1.8%
1,550	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB-	1,629,438
2,750	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	3,126,825
900	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	935,550
250	Millicom International Cellular SA, 144A	4.500%	4/27/31	BB+	261,375
1,050	Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba3	1,152,585
6,500	Total Wireless Telecommunication Services				7,105,773
$331,335	Total Corporate Bonds (cost $331,491,168)				338,399,772

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SOVEREIGN DEBT – 16.9% (11.8% of Total Investments)
	Angola – 0.6%
$1,500	Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$1,552,500
900	Angolan Government International Bond, 144A	8.000%	11/26/29	B3	920,808
2,400	Total Angola				2,473,308
	Argentina – 0.3%
169	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	64,154
548	Argentine Republic Government International Bond	0.500%	7/09/30	CCC+	200,942
1,474	Argentine Republic Government International Bond	1.125%	7/09/35	CCC+	482,287

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Argentina (continued)
$544	Argentine Republic Government International Bond	2.500%	7/09/41	CCC+	$199,795
2,735	Total Argentina				947,178
	Armenia – 0.3%
1,250	Republic of Armenia International Bond, 144A	3.950%	9/26/29	Ba3	1,218,100
	Bahrain – 0.4%
1,450	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	1,584,125
	Brazil – 0.6%
1,250	Brazilian Government International Bond	3.875%	6/12/30	Ba2	1,211,812
1,200	Brazilian Government International Bond	5.000%	1/27/45	Ba2	1,118,664
2,450	Total Brazil				2,330,476
	Costa Rica – 0.5%
2,050	Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	2,101,271
	Dominican Republic – 1.5%
3,000	Dominican Republic International Bond, 144A	4.500%	1/30/30	BB-	3,052,530
1,500	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB-	1,530,015
1,175	Dominican Republic International Bond, 144A	5.300%	1/21/41	BB-	1,162,087
5,675	Total Dominican Republic				5,744,632
	Ecuador – 0.5%
1,768	Ecuador Government International Bond, 144A	5.000%	7/31/30	B-	1,484,718
80	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	42,834
371	Ecuador Government International Bond, 144A	1.000%	7/31/35	B-	244,713
2,219	Total Ecuador				1,772,265
	Egypt – 0.9%
1,300	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	1,345,500

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Egypt (continued)
$2,300	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	$2,227,228
3,600	Total Egypt				3,572,728
	El Salvador – 0.1%
725	El Salvador Government International Bond, 144A	7.650%	6/15/35	B-	522,000
	Ghana – 0.8%
3,325	Ghana Government International Bond, 144A	8.125%	3/26/32	B	3,145,782
	Guatemala – 0.6%
1,980	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	2,277,020
	Honduras – 0.2%
725	Honduras Government International Bond, 144A	6.250%	1/19/27	BB-	784,820
	Iraq – 0.6%
2,519	Iraq International Bond, 144A	5.800%	1/15/28	N/R	2,426,186
	Jamaica – 0.6%
1,700	Jamaica Government International Bond	7.875%	7/28/45	B+	2,360,467
	Jordan – 0.5%
1,000	Jordan Government International Bond, 144A	4.950%	7/07/25	BB-	1,042,500
800	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	854,000
1,800	Total Jordan				1,896,500
	Kenya – 0.8%
2,000	Republic of Kenya Government International Bond, 144A	7.000%	5/22/27	B+	2,159,120
825	Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	813,689
2,825	Total Kenya				2,972,809
	Mongolia – 0.2%
675	Mongolia Government International Bond, 144A	4.450%	7/07/31	B	653,706
	Morocco – 0.2%
775	Morocco Government International Bond, 144A	3.000%	12/15/32	BB+	736,281
	Nigeria – 0.7%
1,200	Nigeria Government International Bond, 144A	6.125%	9/28/28	B2	1,203,312
1,425	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	1,480,276
2,625	Total Nigeria				2,683,588
	Oman – 1.1%
1,000	Oman Government International Bond, 144A	4.750%	6/15/26	Ba3	1,025,000
800	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	889,104

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oman (continued)
$1,500	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	$1,576,749
800	Oman Sovereign Sukuk Co, 144A	4.875%	6/15/30	Ba3	841,530
4,100	Total Oman				4,332,383
	Pakistan – 0.6%
1,000	Pakistan Government International Bond, 144A	6.000%	4/08/26	B3	993,750
1,450	Pakistan Government International Bond, 144A	6.875%	12/05/27	B-	1,457,366
2,450	Total Pakistan				2,451,116
	Rwanda – 0.7%
2,450	Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	2,545,476
	Senegal – 0.4%
1,500	Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	1,561,869
	Sri Lanka – 0.2%
1,500	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	CCC+	936,195
	Turkey – 2.0%
1,800	Turkey Government International Bond	5.750%	3/22/24	BB-	1,839,830
1,500	Turkey Government International Bond	5.125%	2/17/28	BB-	1,422,000
1,250	Turkey Government International Bond	5.875%	6/26/31	BB-	1,173,010
1,500	Turkey Government International Bond	6.500%	9/20/33	BB-	1,438,626
1,250	Turkey Government International Bond	6.625%	2/17/45	BB-	1,145,750
1,000	Turkiye Ihracat Kredi Bankasi AS, 144A	5.750%	7/06/26	B+	978,320
8,300	Total Turkey				7,997,536
	Ukraine – 0.9%
1,425	Ukraine Government International Bond, 144A	7.750%	9/01/25	B	1,547,949
500	Ukraine Government International Bond, 144A	6.876%	5/21/29	B	506,715
1,500	Ukraine Government International Bond, 144A	7.253%	3/15/33	B	1,519,116
3,425	Total Ukraine				3,573,780
	Uzbekistan – 0.1%
450	Republic of Uzbekistan Bond, 144A	3.700%	11/25/30	BB-	435,375
$67,678	Total Sovereign Debt (cost $66,919,833)				66,036,972

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (4)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 16.4% (11.5% of Total Investments) (5)
	Airlines – 1.1%
$750	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	$776,404
3,170	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	3,187,166

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (4)	Value
	Airlines (continued)
$275	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	$292,858
4,195	Total Airlines						4,256,428
	Auto Components – 0.7%
1,100	Autokiniton US Holdings Inc, Term Loan	5.000%	3-Month LIBOR	4.500%	4/06/28	B	1,101,375
1,471	Truck Hero, Inc., Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.250%	2/24/28	B2	1,470,086
2,571	Total Auto Components						2,571,461
	Beverages – 0.5%
2,000	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	1,999,880
	Chemicals – 0.2%
375	Diamond BC BV, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	375,754
285	WR Grace Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	286,381
660	Total Chemicals						662,135
	Commercial Services & Supplies – 1.0%
672	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	671,793
3,067	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	3,079,336
3,739	Total Commercial Services & Supplies						3,751,129
	Containers & Packaging – 0.9%
1,699	Plaze, Inc., Term Loan B	3.584%	1-Month LIBOR	3.500%	8/03/26	B	1,691,700
1,793	Pregis TopCo Corporation, Term Loan, First Lien	4.084%	1-Month LIBOR	4.000%	8/01/26	B2	1,797,545
3,492	Total Containers & Packaging						3,489,245
	Food & Staples Retailing – 0.8%
2,273	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	2,280,026
891	Shearer's Foods, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	8/01/27	B2	891,017
3,164	Total Food & Staples Retailing						3,171,043
	Health Care Equipment & Supplies – 1.5%
1,950	Auris Luxembourg III Sarl, Term Loan	3.834%	1-Month LIBOR	3.750%	2/21/26	B	1,935,996
3,990	Viant Medical Holdings, Inc., Term Loan, First Lien	3.834%	1-Month LIBOR	3.750%	7/02/25	B3	3,874,169
5,940	Total Health Care Equipment & Supplies						5,810,165
	Health Care Providers & Services – 1.9%
995	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	988,249
1,475	Gentiva Health Services, Inc., Term Loan	2.834%	1-Month LIBOR	2.750%	7/02/25	BB+	1,475,869
2,868	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	2,895,057
1,518	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.835%	1-Month LIBOR	3.750%	11/16/25	B1	1,518,193

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$744	US Radiology Specialists, Inc., Term Loan	5.632%	3-Month LIBOR	5.500%	12/15/27	B-	$748,793
7,600	Total Health Care Providers & Services						7,626,161
	Hotels, Restaurants & Leisure – 0.5%
1,990	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	2,007,830
	Industrial Conglomerates – 0.7%
2,597	US Renal Care Inc, Term Loan	5.084%	1-Month LIBOR	5.000%	7/26/26	B2	2,597,000
	Insurance – 0.2%
665	Hub International Limited, Term Loan B	4.000%	3-Month LIBOR	3.250%	4/25/25	B	666,125
	IT Services – 1.5%
998	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	1,002,692
1,000	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	1,001,250
1,770	NeuStar, Inc., Term Loan B5	5.500%	1-Month LIBOR	4.500%	8/08/24	B+	1,774,565
1,990	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,992,403
5,758	Total IT Services						5,770,910
	Life Sciences Tools & Services – 0.2%
992	Icebox Holdings Inc, Term Loan	4.250%	3-Month LIBOR	3.250%	12/17/24	B2	993,240
	Paper & Forest Products – 0.6%
2,500	Sylvamo Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,496,875
	Personal Products – 0.2%
798	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	800,829
	Pharmaceuticals – 0.6%
897	Endo Luxembourg Finance Company I S.a r.l., Term Loan	6.000%	3-Month LIBOR	5.000%	3/25/28	B-	878,756
1,496	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	1,499,998
2,393	Total Pharmaceuticals						2,378,754
	Professional Services – 0.1%
447	Da Vinci Purchaser Corp., Term Loan	5.000%	1-Month LIBOR	4.000%	11/26/26	B	448,990
	Semiconductors & Semiconductor Equipment – 0.1%
389	Ultra Clean Holdings, Inc, Term Loan B	3.834%	1-Month LIBOR	3.750%	8/27/25	B1	390,061
	Software – 2.0%
2,000	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	2,012,920
3,493	Finastra USA, Inc., Term Loan, First Lien, (DD1)	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	3,469,981
475	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	474,060

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (4)	Value
	Software (continued)
$1,960	SCS Holdings I Inc, Term Loan	3.584%	1-Month LIBOR	3.500%	7/01/26	Ba3	$1,961,712
7,928	Total Software						7,918,673
	Specialty Retail – 0.9%
1,489	Great Outdoors Group LLC, Term Loan	5.000%	3-Month LIBOR	4.250%	3/05/28	BB-	1,496,752
2,000	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	2,007,140
224	WOOF Holdings, Inc, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	12/21/27	B2	224,505
3,713	Total Specialty Retail						3,728,397
	Wireless Telecommunication Services – 0.2%
750	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	751,954
$64,281	Total Variable Rate Senior Loan Interests (cost $63,789,489)						64,287,285

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.3% (6.5% of Total Investments)
	Automobiles – 0.7%
$905	General Motors Financial Co Inc	5.700%	N/A (7)	BB+	$1,041,881
1,473	General Motors Financial Co Inc	5.750%	N/A (7)	BB+	1,609,194
2,378	Total Automobiles				2,651,075
	Banks – 2.0%
2,500	Citigroup Inc	5.000%	N/A (7)	BBB-	2,611,187
2,000	Huntington Bancshares Inc/OH	5.625%	N/A (7)	Baa3	2,344,800
1,000	NBK Tier 1 Financing Ltd, 144A	3.625%	N/A (7)	Baa3	996,520
770	SVB Financial Group	4.100%	N/A (7)	Baa2	791,406
1,000	Turkiye Garanti Bankasi AS, 144A	6.125%	5/24/27	B	1,002,500
7,270	Total Banks				7,746,413
	Capital Markets – 0.5%
1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	2,139,750
	Communications Equipment – 0.9%
3,500	Vodafone Group PLC	4.125%	6/04/81	BB+	3,543,890
	Consumer Finance – 0.8%
2,000	Ally Financial Inc	4.700%	N/A (7)	BB-	2,081,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Consumer Finance (continued)
$1,000	Discover Financial Services	6.125%	N/A (7)	Ba2	$1,122,220
3,000	Total Consumer Finance				3,203,920
	Electric Utilities – 0.5%
2,000	Edison International	5.375%	N/A (7)	BB+	2,068,100
	Food Products – 0.7%
1,000	Land O' Lakes Inc, 144A	7.000%	N/A (7)	BB	1,057,500
1,500	Land O' Lakes Inc, 144A	8.000%	N/A (7)	BB	1,616,250
2,500	Total Food Products				2,673,750
	Independent Power & Renewable Electricity Producers – 0.2%
600	AES Andes SA, 144A	7.125%	3/26/79	BB	636,900
	Insurance – 1.3%
1,750	Assurant Inc	7.000%	3/27/48	BB+	2,044,264
1,250	Enstar Finance LLC	5.750%	9/01/40	BB+	1,331,965
500	QBE Insurance Group Ltd, 144A	5.875%	N/A (7)	Baa2	557,500
1,000	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,132,500
4,500	Total Insurance				5,066,229
	Oil, Gas & Consumable Fuels – 0.4%
1,400	Energy Transfer LP	6.500%	N/A (7)	BB	1,457,918
	Trading Companies & Distributors – 1.0%
1,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	1,083,640
1,750	AerCap Holdings NV	5.875%	10/10/79	BB+	1,826,108
1,000	Air Lease Corp	4.650%	N/A (7)	BB+	1,046,250
3,750	Total Trading Companies & Distributors				3,955,998
	Wireless Telecommunication Services – 0.3%
1,300	Network i2i Ltd, 144A	5.650%	N/A (7)	BB	1,384,500
$33,698	Total $1,000 Par (or similar) Institutional Preferred (cost $33,813,214)				36,528,443

Principal Amount (000)	Description (1), (8)	Coupon	Maturity	Ratings (4)	Value
	CONTINGENT CAPITAL SECURITIES – 8.1% (5.6% of Total Investments)
	Banks – 6.4%
$1,900	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (7)	Ba2	$2,066,250
1,980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (7)	Ba2	2,088,900
1,500	Banco Santander SA	4.750%	N/A (7)	Ba1	1,527,855
1,000	Banco Santander SA, Reg S	7.500%	N/A (7)	Ba1	1,090,000
1,000	Bancolombia SA	4.625%	12/18/29	Ba3	1,012,500
500	Barclays PLC	7.750%	N/A (7)	BBB-	545,000
2,225	Barclays PLC	6.125%	N/A (7)	BBB-	2,462,808

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1), (8)	Coupon	Maturity	Ratings (4)	Value
	Banks (continued)
$500	Barclays PLC	4.375%	N/A (7)	BBB-	$499,650
1,000	BNP Paribas SA, 144A	6.625%	N/A (7)	BBB	1,082,200
1,000	Credit Agricole SA, 144A	8.125%	N/A (7)	BBB	1,207,500
1,500	Danske Bank A/S, Reg S	4.375%	N/A (7)	BBB-	1,526,340
1,425	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	BB-	1,610,093
2,200	Lloyds Banking Group PLC	7.500%	N/A (7)	Baa3	2,461,250
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (7)	BB+	2,192,000
2,000	Natwest Group PLC	8.000%	N/A (7)	BBB-	2,362,500
900	Societe Generale SA, 144A	4.750%	N/A (7)	BB+	919,692
485	UniCredit SpA, Reg S	8.000%	N/A (7)	B+	529,256
23,115	Total Banks				25,183,794
	Capital Markets – 1.7%
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (7)	BB+	1,605,000
750	Credit Suisse Group AG, 144A	6.375%	N/A (7)	BB+	823,125
2,650	Deutsche Bank AG	6.000%	N/A (7)	BB-	2,789,125
1,200	UBS Group AG, 144A	7.000%	N/A (7)	BBB	1,309,152
6,100	Total Capital Markets				6,526,402
$29,215	Total Contingent Capital Securities (cost $29,382,320)				31,710,196

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.7% (1.2% of Total Investments)
	Banks – 0.6%
25,200	Western Alliance Bancorp, (9), (10)	4.250%	Ba1	$654,192
55,000	Wintrust Financial Corp	6.875%	BB	1,574,100
	Total Banks			2,228,292
	Food Products – 0.2%
35,000	CHS Inc	7.100%	N/R	982,450
	Insurance – 0.5%
39,000	Assurant Inc	5.250%	BB+	1,053,780
30,000	Enstar Group Ltd	7.000%	BB+	878,700
	Total Insurance			1,932,480
	Oil, Gas & Consumable Fuels – 0.4%
60,000	NuStar Energy LP	8.500%	B2	1,453,800
	Total $25 Par (or similar) Retail Preferred (cost $6,252,408)			6,597,022
	Total Long-Term Investments (cost $531,648,432)			543,559,690

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.3% (3.0% of Total Investments)
	REPURCHASE AGREEMENTS – 4.3% (3.0% of Total Investments)
$16,745	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $16,744,937, collateralized by $17,422,900, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $17,079,891	0.000%	10/01/21	$16,744,937
	Total Short-Term Investments (cost $16,744,937)			16,744,937
	Total Investments (cost $548,393,369) – 143.0%			560,304,627
	Borrowings – (40.6)% (11), (12)			(159,000,000)
	Other Assets Less Liabilities – (2.4)%			(9,412,900)
	Net Assets Applicable to Common Shares – 100%			$391,891,727

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(5,535,941)	$(5,535,941)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$338,399,772	$ —	$338,399,772
Sovereign Debt	—	66,036,972	—	66,036,972
Variable Rate Senior Loan Interests	—	64,287,285	—	64,287,285
$1,000 Par (or similar) Institutional Preferred	—	36,528,443	—	36,528,443
Contingent Capital Securities	—	31,710,196	—	31,710,196
$25 Par (or similar) Retail Preferred	5,942,830	654,192	—	6,597,022
Short-Term Investments:
Repurchase Agreements	—	16,744,937	—	16,744,937
Investments in Derivatives:
Interest Rate Swaps*	—	(5,535,941)	—	(5,535,941)
Total	$5,942,830	$548,825,856	$ —	$554,768,686

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Borrowings as a percentage of Total Investments is 28.4%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.